BANK LOANS (Details - Bank loans) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Carrying amount	$ 322	$ 530
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2026	2026
Effective interest rate	4.50%	4.50%
Carrying amount	$ 111	$ 163
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2027	2027
Effective interest rate	4.50%	4.50%
Carrying amount	$ 66	$ 96
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2026	2026
Effective interest rate	4.50%	4.50%
Carrying amount	$ 145	$ 271